Document And Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Entity Registrant Name	FREESEAS INC.
Entity Central Index Key	0001325159
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	FREE
Entity Common Stock, Shares Outstanding	53,108,261
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013